Submission	Sep. 17, 2024
Submission [Line Items]
Central Index Key	0000074260
Registrant Name	OLD REPUBLIC INTERNATIONAL CORP
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES